CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) - USD ($)	Total	Ordinary Shares [Member]	Additional paid-in capital [Member]	Treasury shares [Member]	Retained earnings (accumulated deficit) [Member]	Accumulated other comprehensive income [Member]	Noncontrolling interest [Member]
Balance at Dec. 31, 2011	$ 139,086,414	$ 26,729	$ 185,366,825		$ (81,006,405)	$ 34,699,265
Balance, shares at Dec. 31, 2011		267,287,253
Share-based compensation	217		$ 217
Net loss	(133,593,621)				$ (133,580,664)		$ (12,957)
Other comprehensive income	824,167					$ 824,123	44
Noncontolling interest capital injection	2,800						2,800
Balance at Dec. 31, 2012	$ 6,319,977	$ 26,729	$ 185,367,042		$ (214,587,069)	$ 35,523,388	(10,113)
Balance, shares at Dec. 31, 2012		267,287,253
Share-based compensation
Net loss	$ (51,609,472)				$ (50,609,081)		(1,000,391)
Other comprehensive income	584,066					$ 547,193	36,873
Noncontolling interest capital injection	$ 318,984						$ 318,984
Return of the shares under Share Lending Agreement		$ (2,659)		$ 2,659
Return of the shares under Share Lending Agreement, shares		(26,586,000)		26,586,000
Balance at Dec. 31, 2013	$ (44,386,445)	$ 24,070	$ 185,367,042	$ 2,659	$ (265,196,150)	$ 36,070,581	$ (654,647)
Balance, shares at Dec. 31, 2013		240,701,253		26,586,000
Share-based compensation
Net loss	$ (56,495,120)				$ (56,096,366)		(398,754)
Other comprehensive income	(269,475)					$ (161,752)	(107,723)
Noncontolling interest capital injection	659,945						659,945
Balance at Dec. 31, 2014	$ (100,491,095)	$ 24,070	$ 185,367,042	$ 2,659	$ (321,292,516)	$ 35,908,829	$ (501,179)
Balance, shares at Dec. 31, 2014		240,701,253		26,586,000